CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Issued Capital
During the year ended December 31, 2022 the Company’s common shares issues in connection with subscriptions agreements related to acquisitions were as follows:

Date	Acquired company	Common shares	Amount
December 21, 2022	Adbid	10,728	1,821
November 18, 2022	Vertic	41,252	7,312
November 16, 2022	eWave	32,524	5,859
November 7, 2022	KTBO	9,624	1,540
September 23, 2022	Sysdata	19,640	4,052
September 16, 2022	Grupo Assa	34,754	7,224
August 5, 2022	Atix	4,534	850
June 7, 2022	Genexus	21,328	4,947
April 29, 2022	Cloudshift	8,761	2,251
TOTAL		183,145	35,856
During the year ended December 31, 2021 the Company’s common shares issues in connection with subscriptions agreements related to acquisitions were as follows:

Date	Acquired company	Common shares	Amount
November 30, 2021	Navint	7,032	2,100
November 17, 2021	Xappia	2,502	750
July 8, 2021	Walmeric	10,842	2,372
May 11, 2021	Hybrido (*)	10,088	2,149
March 15, 2021	Xappia	8,415	1,750
TOTAL		38,879	9,121
(*) As part of the subscription agreement the Company recognized 2,152 as equity settled agreement, related to common shares that the Company will issue in the future.
During the year ended December 31, 2020 the Company’s common shares issues in connection with subscriptions agreements related to acquisitions were as follows:

Date	Acquired company	Common shares	Amount
December 18, 2020	Bluecap	189,287	40,354
November 10, 2020	Giant Monkey Robot	5,551	1,060
August 3, 2020	Grupo Assa	20,918	3,681
May 7, 2020	Avanxo	2,730	294
April 20, 2020	Avanxo	6,346	684
March 10, 2020	Ratio	2,018	225
TOTAL		226,850	46,298

Schedule of Movements in Cash Flow Hedge Reserve
The movements in the cash flow hedge reserve were as follows:

	Foreign
	currency risk
	2022	2021

Balance at beginning of the year	11	281
Loss arising on changes in fair value of hedging instruments during the period	(2,682)	(578)
Loss reclassified to profit or loss – hedged item has affected profit or loss	(500)	308
Balance at end of the year	(3,171)	11